LEASES - Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Assets	Assets
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Assets	Assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Current portion of lease obligations (Note 11)	Current portion of lease obligations (Note 11)
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Long-term portion of lease obligations (Note 11)	Long-term portion of lease obligations (Note 11)
Operating Lease, Liability, Statement of Financial Position [Extensible List]		Total liabilities
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Current portion of lease obligations (Note 11)	Current portion of lease obligations (Note 11)
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Long-term portion of lease obligations (Note 11)	Long-term portion of lease obligations (Note 11)
Assets
Operating:	$ 1,108	$ 1,050
Finance:	131	0
Assets	1,239	1,050
Operating:
Current	612	526
Long-term	572	565
Finance:
Current	53	0
Long-term	79	0
Total liabilities	$ 1,316	$ 1,091